CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net loss	$ (6,687)	$ (7,184)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	293	158
Increase in trade receivables	(566)	(220)
Decrease in other accounts receivable and prepaid expenses	(73)	(336)
Stock-based compensation	544	$ 471
Gain from bargain purchase related to acquisition of CynoGen, Inc.	(2,352)
Change in fair value of warrants related to share purchase agreement	4	$ (22)
Increase (decrease) in trade payables	9	(154)
Increase (decrease) in other accounts payable and accruals	436	(274)
Net cash used in operating activities	(8,392)	(7,561)
Cash flows from investing activities:
Purchase of property and equipment	(108)	(74)
Investment in short-term bank deposits	(2,043)	$ (3,003)
Acquisition of CynoGen, Inc. (a)	(2,000)
Increase in restricted cash, net	(2)	$ (35)
Net cash used in investing activities	(4,153)	(3,112)
Cash flows from financing activities:
Issuance of shares, net	9,339	2,956
Net cash provided by financing activities	9,339	2,956
Decrease in cash and cash equivalents	(3,206)	(7,717)
Cash and cash equivalents at beginning of period	7,929	16,774
Cash and cash equivalents at end of period	4,723	$ 9,057
(a) Acquisition of CynoGen, Inc. Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net (excluding cash and cash equivalents)	2,673
Property and equipment	2,628
Gain from bargain purchase related to acquisition of CynoGen, Inc. (Note 1)	(2,352)
Issuance of shares, net	(1,560)
Commitment to issue shares	(389)
Acquisition of CynoGen, Inc., purchase price	2,000
(b) Supplemental disclosure of non-cash activities:
Share issuance for acquisition of CynoGen, Inc.	1,560
Commitment to issue shares with respect to the Acquisition of CynoGen, Inc.	$ 389